Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Other comprehensive income/(loss)
Schedule of changes in the composition of accumulated other comprehensive income/(loss) attributable to ordinary shareholders

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB	RMB	RMB
Balances as of December 31, 2016	1,483,737	59,656	1,543,393
Other comprehensive income/(loss)	(822,052)	1,120,740	298,688

Balances as of December 31, 2017	661,685	1,180,396	1,842,081
Cumulative effect of changes in accounting principles related to financial instruments	—	(1,156,642)	(1,156,642)
Other comprehensive income/(loss)	2,696,784	(23,127)	2,673,657

Balances as of December 31, 2018	3,358,469	627	3,359,096
Other comprehensive income	749,865	54,186	804,051

Balances as of December 31, 2019	4,108,334	54,813	4,163,147